Cover	Sep. 12, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2025
Entity File Number	001-41574
Entity Registrant Name	ALPHAVEST ACQUISITION CORP
Entity Central Index Key	0001937891
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	205 W. 37th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	203
Local Phone Number	998-5540
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	ATMVU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	ATMV
Security Exchange Name	NASDAQ
Rights, each right entitling the holder thereof to one-tenth of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder thereof to one-tenth of one ordinary share
Trading Symbol	ATMVR
Security Exchange Name	NASDAQ